Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2016 and 2015 are comprised of the following:

	As of December 31,
	2016	2015
Deferred tax assets:
Net-operating loss carryforward	$3,116,646	$1,177,872
Stock-based compensation	-	7,695,805
Other	1,478	316,736
Total Deferred Tax Assets	3,118,124	9,190,413
Valuation allowance	(3,118,124)	(9,190,413)
Deferred Tax Asset, Net of Allowance	$-	$-

Schedule of Income Tax Provision

	For the years ended December 31,
	2016	2015
Federal
Current	$-	$-
Deferred	-	3,066,159
State
Current	-	-
Deferred	3,118,124	491,036
Valuation allowance	(3,118,124)	(3,557,196
Income tax provision	$-	$-

Schedule of Income Tax Rate

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the years ended December 31,
	2016	2015
Statutory Federal Income Tax Rate	(34.0)%	(34.0)%
State Taxes, Net of Federal Tax Benefit	(5.4)%	(5.4)%
Other		4.2%
Change in Valuation Allowance	39.4%	35.2%
Income Taxes Provision (Benefit)	-%	-%